[Background Graphic Omitted]
SEI INVESTMENTS




                                              Annual Report as of March 31, 2003


                                                                 SEI Index Funds


                                                                   S&P 500 Index

                                                                      Bond Index

TABLE OF CONTENTS



-------------------------------------------------------------

Management's Discussion and Analysis of Fund Performance
-------------------------------------------------------------
   S&P 500 Index Fund                                      1
-------------------------------------------------------------
   Bond Index Fund                                         3
-------------------------------------------------------------
Report of Independent Public Accountants                   5
-------------------------------------------------------------
Statements of Net Assets                                   6
-------------------------------------------------------------
Statements of Operations                                  19
-------------------------------------------------------------
Statements of Changes in Net Assets                       20
-------------------------------------------------------------
Financial Highlights                                      21
-------------------------------------------------------------
Notes to Financial Statements                             22
-------------------------------------------------------------
Trustees and Officers of the Trust                        27
-------------------------------------------------------------
Notice to Shareholders                                    30
-------------------------------------------------------------

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INDEX FUNDS -- MARCH 31, 2003



S&P 500 Index Fund



Objectives
The S&P 500 Index Fund (the "Fund") seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the S&P 500 Composite Stock Price Index (the "Index").


Strategy
The Fund attempts to match the performance of the widely followed Index by replicating its composition in full. The forty largest stocks in the Index account for approximately 50% of the weighting of the Index, and the Index represents more than three quarters of the market value of the common stocks listed on the New York Stock Exchange. Deviation of performance between the Fund and the Index, measured as tracking error, is typically attributable to trading costs and cash reserves held for liquidity needs. The presence of cash in the Fund may result in underperformance relative to the Index in rising markets and likewise outperformance in declining markets. To mitigate these effects, the Fund may use stock index futures to hedge its cash position. Futures contracts enable the Fund to maintain exposure to the market with reduced trading expenses, since the cost of the futures contract is relatively nominal.
The value of stock index futures held by the Fund may not exceed 20% of the Fund's assets.


Analysis
The Fund returned -25.06% (Class A, net of fees) for the fiscal year ended March 31, 2003 compared to the Index return of -24.76%. Investor uncertainty drove the stock market over the past twelve months. Events such as WorldCom's bankruptcy, investigations of Martha Stewart, Dennis Kozlowski and Enron executives and the United Nations' contentious discussions on Iraq focused investor's attention on short term turmoil rather than long term fundamentals.

Hidden behind all the headline news is an economy that has slowly but steadily continued its recovery which has led to an improvement in corporate earnings. Investors are hopeful that large monetary and fiscal support should continue the economic recovery.

The decline in the market was broad based, with all industries declining for the year. Real estate was the best performing industry as home prices continued to climb. Household products also performed well as their transparent and steady businesses offered investors a safe haven from accounting concerns. Technology and auto shares were the two worst performing industries. Technology shares were hurt by the continued lack of capital spending and autos were hurt by their ballooning pension liabilities.








--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2003                               1

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INDEX FUNDS -- MARCH 31, 2003


S&P 500 Index Fund (concluded)

S&P 500 Index Fund:

AVERAGE ANNUAL TOTAL RETURN 1
---------------------------------------------------------------
                              Annualized Annualized Annualized
                      One Year    3 Year     5 Year  Inception
                        Return    Return     Return    to Date
---------------------------------------------------------------
S&P 500  Index
Fund, Class A           -25.06%  -16.48%     -4.16%     5.12%
---------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI S&P 500 Index Fund, Class A, versus the S&P 500 Composite Index

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                  S&P 500 Index Fund, Class A         S&P 500 Composite Index
2/29/96                 $10,000                             $10,000
3/96                     10,092                              10,096
3/97                     12,032                              12,097
3/98                     17,738                              17,900
3/99                     20,949                              21,210
3/00                     24,619                              25,015
3/01                     19,186                              19,592
3/02                     19,136                              19,639
3/03                     14,340                              14,776


1 For the period ended March 31, 2003. Past performance is no indication of future performance. Class A shares were offered beginning 02/28/96. Effective 07/31/97, the Board of Trustees approved the renaming of Class A shares to Class E shares. In addition, returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.



AVERAGE ANNUAL TOTAL RETURN 1
------------------------------------------------------------------------
                         Annualized Annualized Annualized   Annualized
                One Year     3 Year     5 Year    10 Year Inception to
                  Return     Return     Return     Return         Date
------------------------------------------------------------------------
S&P 500 Index
Fund, Class E     -24.92%   -16.34%     -4.00%      8.26%       11.17%
------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI S&P 500 Index Fund, Class E, versus the S&P 500 Composite Index

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                     S&P 500 Index Fund, Class E   S&P 500 Composite Index
3/31/93                     $10,000                       $10,000
3/94                         10,120                        10,144
3/95                         11,664                        11,720
3/96                         15,383                        15,479
3/97                         18,376                        18,547
3/98                         27,127                        27,444
3/99                         32,083                        32,518
3/00                         37,791                        38,352
3/01                         29,488                        30,038
3/02                         29,468                        30,110
3/03                         22,124                        22,654

1 For the period ended March 31, 2003. Past performance is no indication of future performance. Class E shares were offered beginning 07/31/85. Effective 07/31/97, the Board of Trustees approved the renaming of Class E shares to Class A shares. In addition, returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.




--------------------------------------------------------------------------------
2                               SEI Index Funds / Annual Report / March 31, 2003

Bond Index Fund



Objective
The Bond Index Fund (the "Fund") seeks to provide investment results that correspond to the aggregate price and performance of the Lehman U.S. Aggregate Bond Index (the "Lehman Aggregate"). The Fund's ability to duplicate the performance of the Lehman Aggregate will depend to some extent on the size and timing of cash flows into and out of the Fund, the extent of the Fund's expenses, and the capability of the Fund to select a representative sample of the securities included in the Lehman Aggregate.

The Lehman Aggregate is made up of the Government/Corporate Index, the Mortgage-Backed Securities Index, the Asset-Backed Securities Index and the Commercial Mortgage-Backed Index. The Lehman Aggregate includes fixed rate debt issues rated investment grade (Baa3) or higher by Moody's Investor Service. All issues have at least one year to maturity and an outstanding par value of at least $150 million. Price, coupon and total return are reported for all sectors on a month-end basis. All returns are market value weighted inclusive of accrued interest.


Strategy
The Fund will be managed in a manner designed to generally reflect the current performance of the Lehman Aggregate. Obligations included in the Lehman Aggregate have been categorized into sectors, which have been organized on the basis of type of issuer and then further classified by quality and remaining term to maturity.

The percentage of the Fund's assets to be invested in the aggregate obligations included in a particular sector of the Lehman Aggregate will approximate, to the maximum extent feasible, the percentage such sector represents in that Lehman Aggregate. The ability of the Fund to duplicate the Lehman Aggregate's performance can be influenced by the Fund's asset size. To the extent that the size of Fund assets limits the number of issues that the Fund can purchase, there is more potential for deviation from the Lehman Aggregate's performance than at larger asset levels. Under these circumstances, the Fund will implement strategies designed to minimize this potential for greater deviation.


Analysis
The investment-grade fixed income market posted an impressive performance for the fiscal year ending March 31, 2003, returning 11.69% as measured by the Lehman U.S. Aggregate Bond Index. The Fund returned 11.17% (Class A, net of fees) for the same period. The Fund's underperformance was primarily a result of issue selection in the lower quality bonds, as more volatile lower quality credit names rebounded into period end.

Uncertainty continued to be the major theme in the market during the period, as a slowing economy, corporate accounting fraud and geopolitical unrest all led to investor flight to quality. After a dramatic rebound in the 1st quarter of 2002, the economy began to show signs of weakness, suggesting the potential for a double-dip recession. Furthermore, the potential risks associated with the war on terrorism, impending military action in Iraq and saber rattling from North Korea, continued to induce a capital flight into safer investments. Adding to the market instability over the period were revelations of illegal corporate accounting practices at several U.S. corporations. The lack of faith in financial statements left investors wary of accepting any risk and helped to stall any hopes of a quick economic recovery. In addition, the political and economic uncertainty prompted the Federal Reserve to adopt a bias for lower rates during the summer and provide an additional 50 basis points of stimulus into year-end.

Even with the already low level of rates, investor risk aversion fueled a flight to quality with Treasury securities the obvious beneficiaries. By the end of the period, the 2-year and 10-year Treasury yields rallied 223 and 163 basis points, respectively, while the curve steepened 112 basis points with a historically steep 334 basis points separating short and long-term yields.

High quality spread product also benefited from the safe haven trading by offering a higher yielding alternative to Treasuries. With continued demand from foreign investors and attractive spreads, investors propelled agency debt to outperform Treasuries by roughly 100 basis points. Furthermore, the mortgage sector finished the period as a top performer adding 102 basis points in excess return, despite the falling rate environment and largest refinancing wave in history. Prepayment fears took a backseat to capital preservation, as






--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2003                               3

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INDEX FUNDS -- MARCH 31, 2003



Bond Index Fund (concluded)


investors looked to take advantage of the higher yields in the sector. The CMBS sector also enjoyed positive performance over the period, as the less prepayment sensitive sector outperformed Treasuries by roughly 114 basis points.

Despite its relatively high quality, the ABS sector lagged Treasuries by 22 basis points during the period, as financial woes at several manufactured housing issuers helped drag down the performance of the overall sector. Outside of the manufactured housing sub-component, performance was relatively strong with auto and credit card ABS issues posting returns over Treasuries of 106 and 90 basis points, respectively.

The credit sector, meanwhile, stole most of the headlines over the period, as federal investigations into the accounting practices of several US corporations led to significant underperformance of the sector. Throughout the period, financial reporting was still under scrutiny following the activities of Enron Corporation, and the situation grew more unstable following the disclosure of $3.8 billion of improperly booked expenses by telecom giant, WorldCom. After WorldCom's woes led to the company filing the largest bankruptcy in history, its industry counterpart, Qwest, also made a disclosure of improper accounting, further exacerbating the pain in the credit market. Adding to the turmoil, balance sheet concerns and legal inquiries surrounding the California energy crisis led to the sell-off and downgrading of several utility companies. These debt-laden firms faced further pressure as they were shut off to short-term capital, thus forcing them to sell assets to continue operations. Despite a turnaround in the credit markets over the final six months of the fiscal year, the sector underperformed Treasuries for the period by roughly 105 basis points.


AVERAGE ANNUAL TOTAL RETURN 1
-----------------------------------------------------------------------
                         Annualized Annualized Annualized   Annualized
                One Year    3 Year      5 Year    10 Year Inception to
                  Return    Return      Return     Return         Date
-----------------------------------------------------------------------

Bond Index
Fund, Class A     11.17%     9.28%       7.10%      6.83%        7.71%
-----------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Bond Index Fund, Class A, versus the Salomon Broad Bond Index and the Lehman U.S. Aggregate Bond Index


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

          Bond Index Fund, Class A        Salomon Broad Bond Index        Lehman U.S. Aggregate Bond Index
3/31/93         $10,000                           $10,000                         $10,000
3/94             10,210                            10,254                          10,236
3/95             10,674                            10,769                          10,748
3/96             11,774                            11,939                          11,906
3/97             12,287                            12,524                          12,491
3/98             13,738                            14,025                          13,990
3/99             14,597                            14,936                          14,896
3/00             14,834                            15,207                          15,177
3/01             16,618                            17,118                          17,078
3/02             17,411                            18,032                          17,990
3/03             19,356                            20,119                          20,093


1 For the period ended March 31, 2003. Past performance is no indication of future performance. The Fund was offered beginning 05/19/86. In addition, returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.





--------------------------------------------------------------------------------
4                               SEI Index Funds / Annual Report / March 31, 2003

SEI INDEX FUNDS -- MARCH 31, 2003



Report of Independent Auditors



To the Shareholders and Board of Trustees
SEI Index Funds


We have audited the accompanying statements of net assets of SEI Index Funds (comprising, respectively, the S&P 500 Index Fund and Bond Index Fund) (the "Trust") as of March 31, 2003, and the related statements of operations, statements of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the periods ended March 31, 2002 and the financial highlights for the periods presented through March 31, 2002 for the Trust were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated April 30, 2002.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the SEI Index Funds, as of March 31, 2003, the results of their operations, the changes in their net assets, and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.


/S/ERNST & YOUNG LLP

ERNST & YOUNG LLP

Philadelphia, Pennsylvania
May 2, 2003






--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2003                               5

STATEMENT OF NET ASSETS



S&P 500 Index Fund

March 31, 2003
--------------------------------------------------------------
                                                 Market Value
Description                           Shares    ($ Thousands)
--------------------------------------------------------------
COMMON STOCK -- 99.3%
AEROSPACE & DEFENSE -- 1.4%
   Boeing                            140,792      $    3,528
   General Dynamics                   33,675           1,854
   Goodrich                           19,590             275
   Lockheed Martin                    76,314           3,629
   Northrop Grumman                   30,572           2,623
   Raytheon                           68,026           1,930
   Rockwell Collins                   29,994             551
   United Technologies                78,757           4,551
                                                  ----------
                                                      18,941
                                                  ----------
AGRICULTURE -- 0.1%
   Monsanto                           43,695             717
                                                  ----------
AIR TRANSPORTATION -- 0.6%
   Delta Air Lines                    20,812             185
   FedEx                              50,009           2,754
   Honeywell International           143,240           3,060
   Southwest Airlines                129,834           1,864
   Textron                            22,732             624
                                                  ----------
                                                       8,487
                                                  ----------
APPAREL/TEXTILES -- 0.2%
   Cintas                             28,559             939
   Jones Apparel Group*               21,535             591
   Liz Claiborne                      17,937             555
   VF                                 18,161             683
                                                  ----------
                                                       2,768
                                                  ----------
AUTOMOTIVE -- 0.8%
   Autonation*                        48,443             618
   Cooper Tire & Rubber               12,217             149
   Dana                               24,698             174
   Delphi                             93,505             639
   Ford Motor                        307,525           2,313
   General Motors                     93,903           3,157
   Genuine Parts                      29,207             891
   Goodyear Tire & Rubber             29,054             150
   ITT Industries                     15,400             822
   Navistar International*            11,480             283
   Paccar                             19,435             977
   Rockwell Automation                31,034             642
   Visteon                            21,375             127
                                                  ----------
                                                      10,942
                                                  ----------
BANKS -- 8.0%
   AmSouth Bancorp                    59,592           1,185
   Bank of America                   251,602          16,817
   Bank of New York                  128,401           2,632
   Bank One                          194,920           6,748


--------------------------------------------------------------
                                                 Market Value
Description                           Shares    ($ Thousands)
--------------------------------------------------------------
   BB&T                               78,835      $    2,478
   Charter One Financial              37,896           1,048
   Comerica                           29,296           1,110
   Fifth Third Bancorp                96,745           4,851
   First Tennessee National           20,996             834
   FleetBoston Financial             175,732           4,196
   Golden West Financial              25,719           1,850
   Huntington Bancshares              39,378             732
   JP Morgan Chase                   334,324           7,927
   Keycorp                            71,219           1,607
   Marshall & Ilsley                  36,620             936
   Mellon Financial                   72,235           1,536
   National City                     102,377           2,851
   North Fork Bancorporation          27,091             798
   Northern Trust                     37,042           1,128
   PNC Financial Services Group       47,595           2,017
   Regions Financial                  37,077           1,201
   SouthTrust                         57,806           1,476
   State Street                       55,596           1,758
   SunTrust Banks                     47,269           2,489
   Synovus Financial                  50,944             911
   Union Planters                     33,232             874
   US Bancorp                        320,758           6,088
   Wachovia                          227,790           7,761
   Washington Mutual                 158,514           5,591
   Wells Fargo                       283,342          12,747
   Zions Bancorporation               15,196             650
                                                  ----------
                                                     104,827
                                                  ----------
BEAUTY PRODUCTS -- 2.8%
   Alberto-Culver, Cl B                9,809             483
   Avon Products                      39,439           2,250
   Colgate-Palmolive                  90,125           4,906
   Gillette                          174,848           5,410
   International Flavors & Fragrances 15,844             493
   Kimberly-Clark                     86,173           3,917
   Procter & Gamble                  216,525          19,282
                                                  ----------
                                                      36,741
                                                  ----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.3%
   Clear Channel Communications*     102,659           3,482
   Comcast, Cl A*                    386,506          11,050
   Interpublic Group                  64,443             599
   Omnicom Group                      31,522           1,708
   Univision Communications, Cl A*    38,424             942
                                                  ----------
                                                      17,781
                                                  ----------
BUILDING & CONSTRUCTION -- 0.4%
   American Standard*                 12,117             833
   Centex                             10,362             563
   Fluor                              13,496             455
   KB Home                             8,048             366







--------------------------------------------------------------------------------
6                               SEI Index Funds / Annual Report / March 31, 2003

--------------------------------------------------------------
                                                 Market Value
Description                           Shares    ($ Thousands)
--------------------------------------------------------------
   Masco                              82,473      $    1,536
   McDermott International*           10,284              30
   Pulte Homes                        10,277             515
   Vulcan Materials                   17,046             515
                                                  ----------
                                                       4,813
                                                  ----------
CHEMICALS -- 1.3%
   Air Products & Chemicals           38,088           1,578
   Ashland                            11,384             338
   Dow Chemical                      152,642           4,214
   Eastman Chemical                   12,992             377
   Ecolab                             21,823           1,077
   E.I. du Pont de Nemours           166,630           6,475
   Engelhard                          21,465             460
   Great Lakes Chemical                8,463             188
   Hercules*                          18,154             158
   PPG Industries                     28,418           1,281
   Rohm & Haas                        37,075           1,104
   Sigma-Aldrich                      12,037             535
                                                  ----------
                                                      17,785
                                                  ----------
COMMUNICATIONS EQUIPMENT -- 0.2%
   Motorola                          385,536           3,185
                                                  ----------
COMPUTERS & SERVICES -- 5.5%
   Apple Computer*                    60,464             855
   Autodesk                           19,081             291
   Cisco Systems*                  1,191,020          15,459
   Computer Sciences*                 31,401           1,022
   Dell Computer*                    431,925          11,796
   Electronic Data Systems            79,874           1,406
   EMC-Mass*                         368,601           2,665
   Gateway*                           53,704             127
   Hewlett-Packard                   511,305           7,951
   International Business Machines   283,076          22,202
   Lexmark International*             21,111           1,413
   NCR*                               16,271             298
   Network Appliance*                 56,716             635
   Sun Microsystems*                 534,714           1,743
   Symbol Technologies                38,754             334
   TMP Worldwide*                     18,489             198
   Unisys*                            54,773             507
   Veritas Software*                  69,013           1,213
   Yahoo*                             99,025           2,379
                                                  ----------
                                                      72,494
                                                  ----------
CONTAINERS & PACKAGING -- 0.1%
   Ball                                9,542             531
   Bemis                               8,897             374
   Pactiv*                            26,607             540
   Sealed Air*                        14,092             566
                                                  ----------
                                                       2,011
                                                  ----------

--------------------------------------------------------------
                                                 Market Value
Description                           Shares    ($ Thousands)
--------------------------------------------------------------
DATA PROCESSING -- 0.7%
   Automatic Data Processing         100,466      $    3,093
   First Data                        125,933           4,661
   Fiserv*                            32,090           1,010
                                                  ----------
                                                       8,764
                                                  ----------
DIVERSIFIED MANUFACTURING -- 4.6%
   3M                                 65,350           8,497
   Crane                               9,894             172
   Danaher                            25,545           1,680
   General Electric                1,666,680          42,500
   Illinois Tool Works                51,466           2,993
   Tyco International                334,414           4,301
   United States Steel                17,006             167
                                                  ----------
                                                      60,310
                                                  ----------
DRUGS -- 8.0%
   Abbott Laboratories               261,880           9,849
   Allergan                           21,696           1,480
   Bristol-Myers Squibb              324,362           6,854
   Cardinal Health                    75,705           4,313
   Eli Lilly                         188,136          10,752
   Forest Laboratories*               60,772           3,280
   King Pharmaceuticals*              40,210             480
   Medimmune*                         42,166           1,384
   Merck                             376,116          20,603
   Pfizer                          1,032,099          32,160
   Pharmacia                         216,510           9,375
   Schering-Plough                   245,560           4,378
   Watson Pharmaceuticals*            17,958             517
                                                  ----------
                                                     105,425
                                                  ----------
EDUCATION -- 0.1%
   Apollo Group, Cl A*                29,173           1,456
                                                  ----------
ELECTRICAL SERVICES -- 2.8%
   AES*                               91,475             331
   Allegheny Energy                   20,805             129
   Ameren                             26,615           1,039
   American Electric Power            65,077           1,487
   Calpine*                           63,748             210
   Centerpoint Energy                 51,180             361
   Cinergy                            28,231             950
   CMS Energy                         23,785             105
   Consolidated Edison                35,812           1,378
   Constellation Energy Group         27,541             764
   Dominion Resources                 51,478           2,850
   DTE Energy                         28,079           1,085
   Duke Energy                       149,414           2,172
   Edison International*              54,467             746
   Emerson Electric                   70,521           3,198
   Entergy                            37,211           1,792






--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2003                               7

STATEMENT OF NET ASSETS

March 31, 2003
--------------------------------------------------------------
                                                 Market Value
Description                           Shares    ($ Thousands)
--------------------------------------------------------------
   Exelon                             54,121      $    2,728
   FirstEnergy                        49,892           1,572
   FPL Group                          30,590           1,803
   Mirant*                            66,825             107
   NiSource                           41,755             760
   PG&E*                              68,161             917
   Pinnacle West Capital              15,099             502
   Power-One*                         13,094              58
   PPL                                27,580             982
   Progress Energy                    39,759           1,557
   Public Service Enterprise Group    37,289           1,368
   Southern                          119,542           3,400
   TECO Energy                        29,288             311
   TXU                                54,029             964
   Xcel Energy                        66,658             854
                                                  ----------
                                                      36,480
                                                  ----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT -- 0.4%
   Adobe Systems                      38,661           1,192
   American Power Conversion*         32,928             469
   Eaton                              11,789             825
   Jabil Circuit*                     33,269             582
   Molex                              32,064             689
   Sanmina-SCI*                       85,022             344
   Solectron*                        138,765             419
   Tektronix*                         14,482             248
   Thomas & Betts*                     9,691             137
                                                  ----------
                                                       4,905
                                                  ----------
ENTERTAINMENT -- 1.3%
   AOL Time Warner*                  748,555           8,129
   Carnival                           98,362           2,371
   International Game Technology*     14,212           1,164
   Walt Disney                       341,982           5,821
                                                  ----------
                                                      17,485
                                                  ----------
ENVIRONMENTAL SERVICES -- 0.2%
   Allied Waste Industries*           33,173             265
   Waste Management                   99,584           2,109
                                                  ----------
                                                       2,374
                                                  ----------
FINANCIAL SERVICES -- 6.8%
   American Express                  220,089           7,314
   Bear Stearns                       16,602           1,089
   Capital One Financial              37,201           1,116
   Charles Schwab                    225,214           1,626
   Citigroup                         860,938          29,659
   Countrywide Credit Industry        21,190           1,218
   Equifax                            23,895             478
   Fannie Mae                        166,637          10,890
   Franklin Resources                 43,073           1,418
   Freddie Mac                       116,495           6,186
   Goldman Sachs Group                79,024           5,380


--------------------------------------------------------------
                                                 Market Value
Description                           Shares    ($ Thousands)
--------------------------------------------------------------
   Janus Capital Group                37,374      $      426
   Lehman Brothers Holdings           40,596           2,344
   MBNA                              214,075           3,222
   Merrill Lynch                     144,744           5,124
   Moody's                            25,334           1,171
   Morgan Stanley Dean Witter        181,395           6,956
   Providian Financial*               48,608             319
   SLM                                25,727           2,854
   T. Rowe Price Group                20,435             554
                                                  ----------
                                                      89,344
                                                  ----------
FOOD, BEVERAGE & TOBACCO -- 5.4%
   Altria Group                      346,433          10,379
   Anheuser-Busch                    143,322           6,680
   Archer-Daniels-Midland            108,011           1,167
   Brown-Forman, Cl B                 10,096             776
   Campbell Soup                      68,795           1,445
   Coca-Cola                         415,240          16,809
   Coca-Cola Enterprises              75,330           1,408
   ConAgra Foods                      89,994           1,807
   Coors (Adolph), Cl B                6,050             294
   General Mills                      61,777           2,814
   Heinz                              58,892           1,720
   Hershey Foods                      22,822           1,430
   Kellogg                            68,418           2,097
   McCormick                          23,422             565
   Pepsi Bottling Group               47,039             843
   PepsiCo                           289,234          11,569
   RJ Reynolds Tobacco Holdings       14,172             457
   Sara Lee                          131,021           2,450
   Supervalu                          22,482             349
   Sysco                             109,433           2,784
   UST                                28,054             774
   Wm. Wrigley Jr.                    37,694           2,130
                                                  ----------
                                                      70,747
                                                  ----------
FOOTWEAR -- 0.2%
   Nike, Cl B                         44,265           2,276
   Reebok International*              10,000             329
                                                  ----------
                                                       2,605
                                                  ----------
GAS/NATURAL GAS -- 0.4%
   Dynegy, Cl A                       61,626             161
   El Paso                           100,561             608
   KeySpan                            26,159             844
   Kinder Morgan                      20,451             920
   Nicor                               7,422             203
   Peoples Energy                      5,945             213
   Praxair                            27,107           1,527
   Sempra Energy                      34,457             860
   Williams                           86,858             398
                                                  ----------
                                                       5,734
                                                  ----------






--------------------------------------------------------------------------------
8                               SEI Index Funds / Annual Report / March 31, 2003

--------------------------------------------------------------
                                                 Market Value
Description                           Shares    ($ Thousands)
--------------------------------------------------------------
HOTELS & LODGING -- 0.3%
   Harrah's Entertainment*            18,686      $      667
   Hilton Hotels                      62,913             730
   Marriott International, Cl A       39,116           1,244
   Starwood Hotels & Resorts
     Worldwide                        33,400             795
                                                  ----------
                                                       3,436
                                                  ----------
HOUSEHOLD PRODUCTS -- 0.6%
   Black & Decker                     13,128             458
   Clorox                             36,879           1,703
   Fortune Brands                     25,028           1,073
   Leggett & Platt                    32,526             594
   Maytag                             13,003             247
   Newell Rubbermaid                  44,822           1,271
   Sherwin-Williams                   25,052             662
   Snap-On                             9,700             240
   Stanley Works                      14,835             356
   Tupperware                          9,671             134
   Whirlpool                          11,448             561
                                                  ----------
                                                       7,299
                                                  ----------
INSURANCE -- 5.2%
   Aetna                              25,241           1,244
   Aflac                              86,491           2,772
   Allstate                          117,773           3,906
   AMBAC Financial Group              17,776             898
   American International Group      436,920          21,606
   Anthem*                            23,711           1,571
   AON                                51,949           1,074
   Chubb                              28,677           1,271
   Cigna                              23,409           1,070
   Cincinnati Financial               27,084             950
   Hartford Financial Services Group  42,810           1,511
   Jefferson-Pilot                    24,066             926
   John Hancock Financial Services    48,299           1,342
   Lincoln National                   29,608             829
   Loews                              31,089           1,239
   Marsh & McLennan                   89,979           3,836
   MBIA                               24,337             940
   Metlife                           117,334           3,095
   MGIC Investment                    16,795             660
   Principal Financial Group          53,592           1,454
   Progressive                        36,495           2,164
   Prudential Financial               94,860           2,775
   Safeco                             23,110             808
   St. Paul                           37,973           1,208
   Torchmark                          19,800             709
   Travelers Property Casualty,
     Cl B                            168,592           2,379
   UnitedHealth Group                 50,976           4,673
   UnumProvident                      40,295             395
   XL Capital, Cl A                   22,770           1,612
                                                  ----------
                                                      68,917
                                                  ----------


--------------------------------------------------------------
                                                 Market Value
Description                           Shares    ($ Thousands)
--------------------------------------------------------------
LEISURE PRODUCTS -- 0.2%
   Brunswick                          15,168      $      288
   Hasbro                             28,905             402
   Mattel                             73,293           1,649
                                                  ----------
                                                       2,339
                                                  ----------
MACHINERY -- 0.6%
   Caterpillar                        57,671           2,837
   Cummins                             6,897             170
   Deere                              40,104           1,575
   Dover                              33,938             822
   Ingersoll-Rand, Cl A               28,387           1,095
   Pall                               20,528             411
   Parker Hannifin                    19,749             765
                                                  ----------
                                                       7,675
                                                  ----------
MEASURING DEVICES -- 0.3%
   Agilent Technologies*              78,310           1,030
   Applied Biosystems
     Group - Applera                  34,993             554
   Johnson Controls                   14,921           1,081
   Millipore*                          8,146             266
   PerkinElmer                        21,007             187
   Thermo Electron*                   27,459             497
   Waters*                            21,692             459
                                                  ----------
                                                       4,074
                                                  ----------
MEDICAL PRODUCTS & SERVICES -- 6.7%
   AmerisourceBergen                  18,434             968
   Amgen*                            215,548          12,405
   Bausch & Lomb                       8,893             292
   Baxter International               99,429           1,853
   Becton Dickinson                   42,619           1,468
   Biogen*                            25,006             749
   Biomet                             43,327           1,328
   Boston Scientific*                 68,335           2,785
   C.R. Bard                           8,629             544
   Chiron*                            31,282           1,173
   Genzyme-General Division*          35,973           1,311
   Guidant*                           51,406           1,861
   HCA                                85,984           3,556
   Health Management Associates,
     Cl A                             39,902             758
   Humana*                            27,033             260
   IMS Health                         40,839             638
   Johnson & Johnson                 497,544          28,793
   Manor Care*                        16,075             309
   McKesson                           48,683           1,214
   Medtronic                         204,221           9,214
   St. Jude Medical*                  29,766           1,451
   Stryker                            33,174           2,277
   Tenet Healthcare*                  79,266           1,324






--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2003                               9

STATEMENT OF NET ASSETS

March 31, 2003
--------------------------------------------------------------
                                                 Market Value
Description                           Shares    ($ Thousands)
--------------------------------------------------------------
   WellPoint Health Networks*         24,933      $    1,914
   Wyeth                             221,987           8,396
   Zimmer Holdings*                   32,693           1,590
                                                  ----------
                                                      88,431
                                                  ----------
METALS & MINING -- 0.5%
   Alcoa                             141,573           2,743
   Allegheny Technologies             13,078              38
   Freeport-McMoRan Copper & Gold,
     Cl B*                            24,345             415
   Newmont Mining                     67,331           1,761
   Nucor                              13,126             501
   Phelps Dodge*                      14,929             485
   Worthington Industries             14,490             173
                                                  ----------
                                                       6,116
                                                  ----------
MISCELLANEOUS BUSINESS SERVICES -- 1.1%
   Cendant*                          172,423           2,190
   Concord EFS*                       85,347             802
   Convergys*                         28,960             382
   Deluxe                             10,372             416
   eBay*                              51,692           4,409
   Electronic Arts*                   23,946           1,404
   H&R Block                          29,890           1,276
   Paychex                            63,073           1,733
   Robert Half International*         29,120             388
   Sungard Data Systems*              47,489           1,011
   Symantec*                          24,763             970
                                                  ----------
                                                      14,981
                                                  ----------
MOTORCYCLES -- 0.2%
   Harley-Davidson                    50,722           2,014
                                                  ----------
OFFICE/BUSINESS EQUIPMENT -- 0.3%
   Avery Dennison                     18,413           1,080
   Pitney Bowes                       39,657           1,266
   Xerox*                            123,299           1,073
                                                  ----------
                                                       3,419
                                                  ----------
PAPER & PAPER PRODUCTS -- 0.5%
   Boise Cascade                       9,820             215
   Georgia-Pacific                    41,792             581
   International Paper                80,156           2,709
   Louisiana-Pacific*                 17,362             138
   MeadWestvaco                       33,466             762
   Temple-Inland                       9,028             338
   Weyerhaeuser                       36,700           1,755
                                                  ----------
                                                       6,498
                                                  ----------

--------------------------------------------------------------
                                                 Market Value
Description                           Shares    ($ Thousands)
--------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS -- 6.1%
   Amerada Hess                       14,910      $      660
   Anadarko Petroleum                 41,670           1,896
   Apache                             26,797           1,654
   Baker Hughes                       56,469           1,690
   BJ Services*                       26,467             910
   Burlington Resources               33,749           1,610
   ChevronTexaco                     178,887          11,565
   ConocoPhillips                    113,332           6,075
   Devon Energy                       26,267           1,267
   EOG Resources                      19,317             764
   Exxon Mobil                     1,127,012          39,389
   Halliburton                        73,155           1,516
   Kerr-McGee                         16,778             681
   Marathon Oil                       52,340           1,255
   Noble*                             22,378             703
   Occidental Petroleum               63,341           1,898
   Rowan                              15,735             309
   Schlumberger                       97,520           3,707
   Sunoco                             12,819             469
   Transocean                         53,528           1,095
   Unocal                             43,245           1,138
                                                  ----------
                                                      80,251
                                                  ----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES-- 0.1%
   Eastman Kodak                      48,910           1,448
                                                  ----------
PRINTING & PUBLISHING -- 1.6%
   American Greetings, Cl A*          10,930             143
   Dow Jones                          13,683             485
   Gannett                            44,782           3,154
   Knight-Ridder                      13,647             798
   McGraw-Hill                        32,481           1,806
   Meredith                            8,301             317
   New York Times, Cl A               25,323           1,093
   RR Donnelley & Sons                18,907             346
   Tribune                            51,077           2,299
   Viacom, Cl B*                     294,939          10,771
                                                  ----------
                                                      21,212
                                                  ----------
RAILROADS -- 0.5%
   Burlington Northern Santa Fe       62,735           1,562
   CSX                                35,970           1,026
   Norfolk Southern                   65,231           1,211
   Union Pacific                      42,537           2,339
                                                  ----------
                                                       6,138
                                                  ----------





--------------------------------------------------------------------------------
10                              SEI Index Funds / Annual Report / March 31, 2003

--------------------------------------------------------------
                                                 Market Value
Description                           Shares    ($ Thousands)
--------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.4%
   Apartment Investment &
     Management, Cl A                 15,676      $      572
   Equity Office Properties Trust     69,001           1,756
   Equity Residential                 45,417           1,093
   Plum Creek Timber                  30,902             667
   Simon Property Group               30,853           1,106
                                                  ----------
                                                       5,194
                                                  ----------
RETAIL -- 7.5%
   Albertson's                        63,568           1,198
   Autozone*                          16,294           1,120
   Bed Bath & Beyond*                 49,219           1,700
   Best Buy*                          53,928           1,454
   Big Lots*                          19,568             220
   Circuit City Stores                35,513             185
   CVS                                65,864           1,571
   Darden Restaurants                 28,695             512
   Dillard's, Cl A                    14,081             182
   Dollar General                     55,715             680
   Family Dollar Stores               28,758             888
   Federated Department Stores*       31,809             891
   Gap                               148,128           2,146
   Home Depot                        389,470           9,488
   JC Penney                          45,002             884
   Kohl's*                            56,495           3,196
   Kroger*                           127,721           1,680
   Lowe's                            130,827           5,340
   Limited Brands                     87,718           1,129
   May Department Stores              48,341             962
   McDonald's                        212,680           3,075
   Nordstrom                          22,757             369
   Office Depot*                      51,566             610
   RadioShack                         28,274             630
   Safeway*                           73,944           1,400
   Sears Roebuck                      53,042           1,281
   Staples*                           79,206           1,452
   Starbucks*                         64,864           1,671
   Target                            152,249           4,455
   Tiffany                            24,260             607
   TJX                                87,913           1,547
   Toys "R" Us*                       35,733             299
   Wal-Mart Stores                   739,287          38,465
   Walgreen                          171,611           5,059
   Wendy's International              19,377             533
   Winn-Dixie Stores                  23,685             313
   Yum! Brands*                       49,552           1,206
                                                  ----------
                                                      98,398
                                                  ----------


--------------------------------------------------------------
                                                 Market Value
Description                           Shares    ($ Thousands)
--------------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS -- 3.1%
   Advanced Micro Devices*            57,330      $      354
   Altera*                            63,976             866
   Analog Devices*                    60,959           1,676
   Applied Materials*                276,491           3,478
   Applied Micro Circuits*            51,265             167
   Broadcom, Cl A*                    46,118             570
   Intel                           1,109,648          18,065
   JDS Uniphase*                     236,606             674
   KLA-Tencor*                        31,822           1,144
   Linear Technology                  52,437           1,619
   LSI Logic*                         62,553             283
   Maxim Integrated Products          54,083           1,953
   Micron Technology*                101,596             827
   National Semiconductor*            30,499             520
   Novellus Systems*                  25,005             682
   Nvidia*                            26,310             338
   PMC - Sierra*                      28,249             168
   QLogic*                            15,748             585
   Teradyne*                          30,767             358
   Texas Instruments                 289,840           4,745
   Xilinx*                            56,561           1,324
                                                  ----------
                                                      40,396
                                                  ----------
SOFTWARE -- 4.5%
   BMC Software*                      38,996             588
   Citrix Systems*                    28,542             376
   Computer Associates International  96,346           1,316
   Compuware*                         62,976             213
   Intuit*                            34,478           1,283
   Mercury Interactive*               14,185             421
   Microsoft                       1,792,246          43,390
   Novell*                            62,238             134
   Oracle*                           882,367           9,573
   Parametric Technology*             43,418              94
   Peoplesoft*                        52,499             803
   Siebel Systems*                    81,002             649
                                                  ----------
                                                      58,840
                                                  ----------
TELEPHONES & TELECOMMUNICATIONS -- 4.3%
   ADC Telecommunications*           134,821             278
   Alltel                             52,122           2,333
   Andrew*                            16,691              92
   AT&T                              129,105           2,092
   AT&T Wireless Services*           453,924           2,996
   Avaya*                             63,040             129
   BellSouth                         311,727           6,755
   CenturyTel                         23,837             658
   CIENA*                             72,874             318
   Citizens Communications*           47,397             473
   Comverse Technology*               31,328             354
   Corning*                          200,544           1,171






--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2003                              11

STATEMENT OF NET ASSETS



S&P 500 Index Fund (Concluded)

March 31, 2003
-------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Lucent Technologies*              654,222      $      962
   Nextel Communications, Cl A*      161,405           2,161
   Qualcomm                          132,092           4,763
   Qwest Communications
     International*                  284,276             992
   SBC Communications                556,015          11,154
   Scientific-Atlanta                 25,499             350
   Sprint-FON Group                  149,936           1,762
   Sprint-PCS Group*                 167,004             728
   Tellabs*                           69,217             401
   Verizon Communications            458,230          16,198
                                                  ----------
                                                      57,120
                                                  ----------
TESTING LABORATORIES -- 0.1%
   Quest Diagnostics*                 17,608           1,051
   Quintiles Transnational*           19,873             242
                                                  ----------
                                                       1,293
                                                  ----------
TRAVEL SERVICES -- 0.0%
   Sabre Holdings*                    23,979             382
                                                  ----------
TRUCKING -- 0.8%
   United Parcel Service, Cl B       188,203          10,728
                                                  ----------
TRUCKING & LEASING -- 0.0%
   Ryder System                       10,529             216
                                                  ----------
WHOLESALE -- 0.2%
   Costco Wholesale*                  76,382           2,294
   W.W. Grainger                      15,285             655
                                                  ----------
                                                       2,949
                                                  ----------
Total Common Stock
   (Cost $1,120,474)                               1,306,885
                                                  ----------

FOREIGN STOCK -- 0.2%
   ACE                                44,037           1,275
   Cooper Industries, Cl A            15,653             559
   Nabors Industries*                 24,275             968
                                                  ----------
Total Foreign Stock
   (Cost $3,681)                                       2,802
                                                  ----------

U.S. TREASURY OBLIGATION -- 0.0%
   U.S. Treasury Bills (A)
        1.232%, 06/26/03               $ 550             548
                                                  ----------
Total U.S. Treasury Obligation
   (Cost $548)                                           548
                                                  ----------



-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.3%
   JP Morgan Chase
     1.260%, dated 03/31/03,
     matures 04/01/03, repurchase
     price $4,108,959 (collateralized
     by U.S. Government Obligation,
     par value $4,529,722, 4.932%,
     09/01/32, with total market
     value $4,191,012)                $4,109      $    4,109
                                                  ----------
Total Repurchase Agreement
   (Cost $4,109)                                       4,109
                                                  ----------
Total Investments -- 99.8%
   (Cost $1,128,812)                               1,314,344
                                                  ----------

OTHER ASSETS AND LIABILITIES -- 0.2%
Investment Advisory Fees Payable                         (34)
Administrator Fees Payable                              (201)
Shareholder Servicing Fees Payable                       (73)
Other Assets and Liabilities                           2,456
                                                  ----------
Total Other Assets & Liabilities, Net                  2,148
                                                  ----------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 20,034,721 outstanding shares
   of beneficial interest                            698,425
Paid-in-Capital -- Class E
   (unlimited authorization -- no par value)
   based on 30,096,341 outstanding shares
   of beneficial interest                            454,851
Paid-in-Capital -- Class I
   (unlimited authorization -- no par value)
   based on 65,113 outstanding shares
   of beneficial interest                              1,847
Undistributed net investment income                    4,940
Accumulated net realized loss on investments         (29,083)
Net unrealized appreciation on investments           185,532
Net unrealized depreciation on futures contracts         (20)
                                                  ----------
Total Net Assets -- 100.0%                        $1,316,492
                                                  ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                         $26.18
                                                  ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class E                         $26.26
                                                  ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                         $26.22
                                                  ==========

* Non-income producing security
(A) All or a portion of this security has been pledged as collateral for open future contracts.
Cl -- Class



The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
12                              SEI Index Funds / Annual Report / March 31, 2003

Bond Index Fund

March 31, 2003
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 20.6%
   U.S. Treasury Bonds
       10.750%, 08/15/05              $  875        $  1,059
        9.125%, 05/15/09                 300             326
        8.875%, 02/15/19                 340             503
        8.750%, 05/15/17                 545             790
        8.500%, 02/15/20                 200             289
        8.125%, 08/15/21                  75             106
        8.000%, 11/15/21                 930           1,296
        7.500%, 11/15/16                 315             414
        6.625%, 02/15/27                 100             124
        6.500%, 11/15/26                 125             152
        6.375%, 08/15/27                 150             180
        6.250%, 08/15/23                 675             793
        6.125%, 11/15/27 to 08/15/29     750             876
        5.500%, 08/15/28                  80              86
        5.375%, 02/15/31                 125             135
        5.250%, 11/15/28 to 02/15/29     295             308
   U.S. Treasury Notes
        7.875%, 11/15/04                 400             441
        7.250%, 08/15/04                 400             433
        7.000%, 07/15/06                 450             519
        6.625%, 05/15/07                 225             261
        6.500%, 10/15/06 to 02/15/10     600             699
        6.250%, 02/15/07                 200             229
        6.125%, 08/15/07                 400             458
        6.000%, 08/15/04 to 08/15/09   1,100           1,180
        5.875%, 02/15/04                 200             208
        5.750%, 08/15/10                 135             155
        5.500%, 02/15/08                 600             675
        5.250%, 05/15/04                 700             732
        5.000%, 02/15/11 to 08/15/11     675             741
        4.875%, 02/15/12                 460             500
        4.625%, 05/15/06                 300             323
        4.000%, 11/15/12                 160             162
        3.625%, 03/31/04               1,250           1,281
        3.250%, 05/31/04                 525             537
                                                    --------
Total U.S. Treasury Obligations
   (Cost $16,089)                                     16,971
                                                    --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.1%
   FHLB
        3.625%, 10/15/04                 500             516
        3.375%, 06/15/04                 700             717
   FHLMC
        7.000%, 07/15/05                 935           1,044
        6.250%, 07/15/32                 255             290
        5.750%, 01/15/12                 950           1,064
        4.875%, 03/15/07                 200             217
   FNMA
        7.250%, 05/15/30                 125             158
        7.125%, 06/15/10 to 01/15/30     200             246


-------------------------------------------------------------
                                  Face Amount   Market Value
Description                     ($ Thousands)  ($ Thousands)
-------------------------------------------------------------
        6.625%, 10/15/07 to 11/15/10  $  410        $    478
        6.500%, 08/15/04                 850             910
        6.250%, 05/15/29                  25              28
        6.125%, 03/15/12                 300             343
        5.250%, 06/15/06 to 01/15/09   1,420           1,554
        4.250%, 07/15/07                 150             159
   FNMA (A)
        5.045%, 07/05/14                 415             238
   TVA, Ser A
        6.375%, 06/15/05                 200             220
   TVA, Ser C
        6.000%, 03/15/13                 100             113
                                                    --------
Total U.S. Government Agency Obligations
   (Cost $7,807)                                       8,295
                                                    --------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 34.9%
   FHLB
        5.500%, 01/01/17                 162             168
   FHLMC
       10.500%, 12/01/17 to 06/01/19       7               8
        9.500%, 08/01/17 to 02/01/21      19              21
        9.000%, 11/01/04 to 07/01/09       7               7
        8.500%, 01/01/10                  17              19
        8.000%, 01/01/11 to 08/01/30      74              80
        7.500%, 05/01/07 to 02/01/31     266             286
        7.000%, 09/01/03 to 04/01/32     956           1,009
        6.500%, 07/01/08 to 08/01/32   2,966           3,103
        6.000%, 11/01/13 to 10/01/32   2,387           2,483
        5.500%, 02/01/14 to 03/01/33   1,878           1,936
        5.000%, 11/01/17 to 02/01/18     989           1,020
   FHLMC TBA
        4.500%, 04/01/18                 120             122
   FNMA
        9.500%, 02/01/21                   1               2
        9.000%, 11/01/26                   7               7
        8.500%, 05/01/07 to 04/01/30      37              40
        8.000%, 08/01/07 to 02/01/30     148             159
        7.500%, 06/01/07 to 12/01/30     343             367
        7.000%, 02/01/08 to 05/01/32   1,235           1,305
        6.500%, 04/01/11 to 08/01/32   3,491           3,651
        6.000%, 05/01/04 to 12/01/32   3,807           3,961
        5.500%, 12/01/13 to 03/01/33   2,440           2,510
        5.000%, 02/01/18 to 03/01/18     919             945
   FNMA TBA
        6.000%, 04/01/33                 260             270
        5.500%, 04/01/33                 360             368
   GNMA
       11.500%, 04/15/15                  20              24
       10.000%, 09/15/18 to 02/20/21       6               7
        9.500%, 09/15/09 to 07/15/17      14              16
        9.000%, 11/15/19 to 09/15/25     119             133


--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2003                              13

STATEMENT OF NET ASSETS

March 31, 2003
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
        8.500%, 02/15/17 to 11/15/22  $  105        $    116
        8.000%, 10/15/07 to 03/15/30     174             190
        7.500%, 01/15/23 to 06/15/32     356             381
        7.000%, 05/15/23 to 04/15/31     859             913
        6.500%, 03/15/11 to 01/15/32   1,418           1,493
        6.000%, 04/15/17 to 12/15/32     930             972
        5.500%, 11/15/17 to 02/15/33     428             444
   GNMA TBA
        5.500%, 04/01/33                 190             195
                                                    --------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $27,921)                                     28,731
                                                    --------

CORPORATE BONDS -- 21.9%
AEROSPACE & DEFENSE -- 0.4%
   Northrop Grumman
        7.125%, 02/15/11                 170             197
   Raytheon
        7.200%, 08/15/27                 125             136
                                                    --------
                                                         333
                                                    --------
AUTOMOTIVE -- 0.1%
   DaimlerChrysler
        7.450%, 03/01/27                  40              42
   Ford Motor
        6.625%, 02/15/28                 125              88
                                                    --------
                                                         130
                                                    --------
BANKS -- 3.0%
   Abbey National PLC
        7.950%, 10/26/29                  35              43
   Bank of America
        7.800%, 09/15/16                  70              88
        7.625%, 04/15/05                 100             111
        4.875%, 09/15/12                 150             154
   Bank One, Ser A, MTN
        6.000%, 02/17/09                 150             166
   European Investment Bank
        4.625%, 03/01/07                 150             161
   FleetBoston Financial
        6.375%, 05/15/08                 150             168
   JP Morgan Chase
        5.750%, 10/15/08                 200             218
        5.250%, 05/30/07                 125             134
   NB Capital Trust IV
        8.250%, 04/15/27                 125             144
   Societe Generale
        7.400%, 06/01/06                 100             114
   SunTrust Bank
        6.375%, 04/01/11                  50              56
   US Bancorp, Ser N, MTN
        5.100%, 07/15/07                 250             270


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Wachovia
        4.850%, 07/30/07              $  250        $    268
   Washington Mutual
        5.500%, 01/15/13                 150             157
   Wells Fargo
        6.450%, 02/01/11                 200             229
                                                    --------
                                                       2,481
                                                    --------
BEAUTY PRODUCTS -- 0.2%
   Colgate-Palmolive, Ser E, MTN
        5.980%, 04/25/12                 100             111
   Procter & Gamble
        6.450%, 01/15/26                  65              72
                                                    --------
                                                         183
                                                    --------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 0.1%
   Comcast Cable Communications
        6.750%, 01/30/11                  50              54
                                                    --------
BUILDING & CONSTRUCTION -- 0.1%
   Masco
        7.125%, 08/15/13                 100             116
                                                    --------
CHEMICALS -- 0.6%
   Dow Chemical
        6.125%, 02/01/11                 220             227
   EI du Pont de Nemours
        8.250%, 09/15/06                 100             119
   Rhom & Haas
        7.400%, 07/15/09                 100             118
                                                    --------
                                                         464
                                                    --------
COMMUNICATION EQUIPMENT -- 0.1%
   Motorola
        6.750%, 02/01/06                  75              79
                                                    --------
COMPUTERS & SERVICES -- 0.5%
   International Business Machines
        4.750%, 11/29/12                 125             128
   Sun Microsystems
        7.350%, 08/15/04                 200             208
   United Technologies
        7.125%, 11/15/10                  50              59
                                                    --------
                                                         395
                                                    --------
DIVERSIFIED MANUFACTURING -- 0.1%
   General Electric Global Insurance
        7.000%, 02/15/26                  70              73
                                                    --------





--------------------------------------------------------------------------------
14                              SEI Index Funds / Annual Report / March 31, 2003

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
DRUGS -- 0.3%
   Abbott Laboratories
        5.625%, 07/01/06               $ 175        $    192
   Eli Lilly
        7.125%, 06/01/25                  65              78
                                                    --------
                                                         270
                                                    --------
ELECTRIC GENERAL UTILITIES SERVICES -- 0.8%
   Carolina Power & Light
        7.500%, 03/01/23                  85              88
   Devon Energy
        7.875%, 09/30/31                  25              30
   Duke Energy
        7.875%, 08/16/10                 100             112
   MidAmerican Energy Holdings
        8.480%, 09/15/28                  70              85
   Niagara Mohawk Power
        7.750%, 05/15/06                 225             255
   Progress Energy
        7.100%, 03/01/11                 100             112
                                                    --------
                                                         682
                                                    --------
ELECTRICAL SERVICES -- 1.4%
   Baltimore Gas & Electric
        5.250%, 12/15/06                 100             106
   Cincinnati Gas & Electric
        5.700%, 09/15/12                 100             106
   Consolidated Edison, Ser 97-B
        6.450%, 12/01/07                 225             254
   Exelon
        6.750%, 05/01/11                  65              73
   General Electric Capital, Ser A, MTN
        6.750%, 03/15/32                 100             113
        6.000%, 06/15/12                 200             218
   Virginia Electric & Power, Ser A
        5.375%, 02/01/07                 250             269
                                                    --------
                                                       1,139
                                                    --------
ENTERTAINMENT -- 0.9%
   News America Holdings
        7.700%, 10/30/25                 150             166
   Time Warner
        6.950%, 01/15/28                 140             137
   Viacom
        7.750%, 06/01/05                 275             307
        7.625%, 01/15/16                  90             112
                                                    --------
                                                         722
                                                    --------
FINANCIAL SERVICES -- 5.6%
   AT&T Capital, Ser F, MTN
        6.600%, 05/15/05                 200             210


-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Auburn Hills Trust
       12.375%, 05/01/20               $ 100        $    149
   Bear Stearns
        7.000%, 03/01/07                 300             341
   Bellsouth Capital Funding
        7.750%, 02/15/10                 190             228
   Boeing Capital
        6.500%, 02/15/12                 210             217
   CitiFinancial
        6.500%, 08/01/04                 150             160
   Citigroup
        8.625%, 02/01/07                 200             240
   Countrywide Home Loan, Ser E, MTN
        7.200%, 10/30/06                 100             112
   Credit Suisse First Boston USA
        6.125%, 11/15/11                 170             178
   Ford Motor Credit
        6.125%, 01/09/06                 560             542
   General Motors Acceptance
        8.000%, 11/01/31                  90              88
        5.850%, 01/14/09                 150             148
   Household Finance
        7.625%, 05/17/32                 100             120
   IBM Credit
        5.375%, 02/01/09                 200             219
   KFW International Finance
        5.250%, 06/28/06                 100             110
        4.750%, 01/24/07                 150             161
        2.500%, 10/17/05                 300             304
   Lehman Brothers Holdings
        7.875%, 08/15/10                 225             271
   MBNA America Bank National
        6.625%, 06/15/12                 100             105
   Morgan Stanley Dean Witter
        7.250%, 04/01/32                  45              52
        6.875%, 03/01/07                 200             225
   National Rural Utilities, Ser C, MTN
        7.250%, 03/01/12                 130             151
   Salomon Smith Barney Holdings
        7.375%, 05/15/07                 125             144
   Sears Roebuck Acceptance
        6.700%, 04/15/12                  75              77
                                                    --------
                                                       4,552
                                                    --------
FOOD, BEVERAGE & TOBACCO -- 1.3%
   Coca-Cola Enterprises
        8.500%, 02/01/22                 100             130
   Conagra Foods
        7.400%, 09/15/04                 260             279
   Heinz (B) (C)
        6.625%, 07/15/11                  65              74
   Kellogg, Ser B (B)
        7.450%, 04/01/31                  80              98






--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2003                              15

STATEMENT OF NET ASSETS

March 31, 2003
-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Kraft Foods
        5.625%, 11/01/11               $ 180        $    181
   Kroger
        8.050%, 02/01/10                 150             175
   Unilever Capital
        7.125%, 11/01/10                 100             118
                                                    --------
                                                       1,055
                                                    --------
FORESTRY -- 0.4%
   Weyerhaeuser
        7.125%, 07/15/23                  50              53
        5.500%, 03/15/05                 350             368
                                                    --------
                                                         421
                                                    --------
INSURANCE -- 0.1%
   Allstate
        7.200%, 12/01/09                  90             105
                                                    --------
LEASING & RENTING -- 0.1%
   Hertz
        7.000%, 01/15/28                 100              70
                                                    --------
MACHINERY & MANUFACTURING OPERATIONS -- 0.1%
   Caterpillar
        8.000%, 02/15/23                  50              62
                                                    --------
METAL & METAL INDUSTRIES -- 0.1%
   Alcoa
        6.750%, 01/15/28                  85              94
                                                    --------
PAPER & PAPER PRODUCTS -- 0.1%
   International Paper
        6.875%, 11/01/23                  50              54
                                                    --------
PETROLEUM & FUEL PRODUCTS -- 1.6%
   Anadarko Petroleum
        7.200%, 03/15/29                  70              81
   Burlington Resources Finance
        5.600%, 12/01/06                 250             273
   ChevronTexaco Capital
        3.500%, 09/17/07                 350             357
   Kinder Morgan Energy Partners LP
        7.400%, 03/15/31                  75              84
   Marathon Oil
        5.375%, 06/01/07                 100             106
   Occidental Petroleum
        7.375%, 11/15/08                 200             232
   Transocean
        6.625%, 04/15/11                 130             146
                                                    --------
                                                       1,279
                                                    --------



-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
PETROLEUM REFINING -- 0.5%
   Valero Energy
        8.375%, 06/15/05              $  400        $    438
                                                    --------
RAILROAD -- 0.5%
   Burlington Northern Santa Fe
        6.125%, 03/15/09                 100             112
   CSX
        7.950%, 05/01/27                  50              61
   Norfolk Southern
        9.000%, 03/01/21                  90             115
   Union Pacific
        6.625%, 02/01/29                 100             109
                                                    --------
                                                         397
                                                    --------
REAL ESTATE -- 0.4%
   EOP Operating LP
        6.800%, 01/15/09                 150             167
   ERP Operating LP
        6.950%, 03/02/11                 120             134
                                                    --------
                                                         301
                                                    --------
RETAIL -- 0.7%
   Nordstrom
        5.625%, 01/15/09                 100             107
   Safeway
        6.500%, 11/15/08                 135             149
   Target
        7.000%, 07/15/31                  25              28
        5.950%, 05/15/06                 265             289
                                                    --------
                                                         573
                                                    --------
SOFTWARE -- 0.1%
   Oracle
        6.720%, 02/15/04                 100             105
                                                    --------
TELEPHONES & TELECOMMUNICATIONS -- 1.7%
   Alltel
        6.800%, 05/01/29                 100             108
   British Telecom PLC
        8.375%, 12/15/10                 100             121
   Citizens Communication
        9.250%, 05/15/11                 100             126
   Cox Communications
        6.875%, 06/15/05                 135             147
   France Telecommunications (C)
        8.700%, 03/01/06                 125             142
   SBC Communications
        6.250%, 03/15/11                 170             189
   Southwestern Bell Telephone
        6.625%, 09/01/24                  60              61






--------------------------------------------------------------------------------
16                              SEI Index Funds / Annual Report / March 31, 2003

-------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------
   Sprint Capital
        7.625%, 01/30/11               $ 300        $    308
   TCI Communications
        8.750%, 08/01/15                 100             122
   Vodafone Group, PLC (B)
        7.875%, 02/15/30                  85             105
                                                    --------
                                                       1,429
                                                    --------
Total Corporate Bonds
   (Cost $16,980)                                     18,056
                                                    --------


YANKEE BONDS -- 5.8%
   Associates
        5.750%, 11/01/03                 375             385
   Axa
        8.600%, 12/15/30                  25              28
   Conoco
        6.350%, 04/15/09                 205             234
   DaimlerChrysler Holdings
        6.900%, 09/01/04                 100             106
   Deutsche Telekom
        8.500%, 06/15/10                 150             176
   Electronic Data Systems
        7.125%, 10/15/09                  25              26
   Goldman Sachs Group, Ser E, MTN
        7.350%, 10/01/09                 100             117
   Government of Canada
        5.250%, 11/05/08                 235             262
   Hydro-Quebec, Ser HQ
        9.500%, 11/15/30                  50              77
   Inter-American Development Bank
        5.750%, 02/26/08                  80              90
   International Bank
        8.250%, 09/01/16                 200             273
   Kingdom of Spain
        7.000%, 07/19/05                 160             178
   LB Baden-Wuerttemberg
        7.875%, 04/15/04                  60              64
   Province of Manitoba
        5.500%, 10/01/08                 275             306
   Province of Ontario
        6.000%, 02/21/06                 300             332
   Province of Quebec, Ser NS
        8.625%, 01/19/05                 250             279
   Province of Quebec, Ser PJ
        6.125%, 01/22/11                 175             199
   Province of Saskatchewan
        9.125%, 02/15/21                  50              72
   Republic of Finland
        6.950%, 02/15/26                  70              86


-------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------
   Republic of Italy
        7.250%, 02/07/05               $ 130        $    142
        6.875%, 09/27/23                 100             121
   Santander Financial
        7.750%, 05/15/05                 250             274
   Sanwa Finance Aruba
        8.350%, 07/15/09                 100             111
   Sumitomo Bank
        8.500%, 06/15/09                 100             119
   Trans-Canada Pipelines
        8.625%, 05/15/12                 150             188
   Verizon Global
        7.750%, 12/01/30                  65              78
        7.250%, 12/01/10                 150             174
   Wal-Mart Stores
        6.875%, 08/10/09                 100             118
   Walt Disney, Ser B
        6.750%, 03/30/06                 100             110
                                                    --------
Total Yankee Bonds
   (Cost $4,296)                                       4,725
                                                    --------

ASSET-BACKED OBLIGATIONS -- 4.8%
AUTOMOTIVE -- 0.5%
   DaimlerChrysler Auto Trust
     Ser 2000-B, Cl A4
        7.630%, 06/08/05                 331             342
   Ford Motor Credit, Ser G, Cl A4
        6.620%, 07/15/04                  88              89
                                                    --------
                                                         431
                                                    --------
CREDIT CARDS -- 1.4%
   Bank One Issuance Trust,
     Ser 2002-A2, Cl A2
        4.160%, 01/15/08                 350             367
   Citibank Credit Card Master Trust,
     Ser 1998-2, Cl A
        6.050%, 01/15/10                 200             223
   Discover Card Master Trust I,
     Ser 1998-6, Cl A
        5.850%, 01/17/06                 400             405
   Discover Card Master Trust I,
     Ser 1999-6, Cl A
        6.850%, 07/17/07                 100             109
                                                    --------
                                                       1,104
                                                    --------
FINANCIAL -- 0.2%
   Morgan Stanley Dean Witter Capital,
     Ser 2002-TOP7, Cl A2
        5.980%, 01/15/39                 175             193
                                                    --------





--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2003                              17

STATEMENT OF NET ASSETS



Bond Index Fund (Concluded)

March 31, 2003
-------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------
MORTGAGE-RELATED SECURITIES -- 2.7%
   Bear Stearns Commercial Mortgage Securities,
     Ser 1999-WF2, Cl A2
        7.080%, 06/15/09              $  200        $    232
   CS First Boston Mortgage,
     Ser 1999-C1, Cl A2
        7.290%, 09/15/41                 250             292
   DLJ Commercial Mortgage,
     Ser 1998-CF2, Cl A1B
        6.240%, 11/12/31                 200             223
   GE Capital Mortgage,
     Ser 2000-1, Cl A2
        6.496%, 01/15/33                 175             198
   General Motors Acceptance,
     Ser 1998, Cl A2
        6.700%, 05/15/30                 125             139
   Heller Financial Commercial Mortgage,
     Ser 1999-PH1, Cl A2
        6.847%, 05/15/31                 200             230
   JP Morgan Chase Commercial Mortgage
     Ser 2000-C10, Cl A2
        7.371%, 08/15/32                 200             236
   PECO Energy Transition Trust,
     Ser 1999-A, Cl A7
        6.130%, 03/01/09                 150             169
   Resolution Funding, Ser B
        8.875%, 04/15/30                 230             358
   UBS Commercial Mortgage Trust,
     Ser 2002-C1, Cl A3
        6.226%, 03/15/26                 150             167
                                                    --------
                                                       2,244
                                                    --------
Total Asset-Backed Obligations
   (Cost $3,647)                                       3,972
                                                    --------

-------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.8%
   Morgan Stanley Dean Witter,
     1.050%, dated 03/31/03,
     matures 04/01/03, repurchase
     price $2,332,605 (collateralized
     by U.S. Treasury Obligation,
     par value $2,365,666,12.000%,
     07/15/12 with total market
     value $2,379,241)                $2,333        $  2,333
                                                    --------
Total Repurchase Agreement
   (Cost $2,333)                                       2,333
                                                    --------
Total Investments -- 100.9%
   (Cost $79,073)                                     83,083
                                                    --------


OTHER ASSETS AND LIABILITIES -- (0.9%)
Investment Advisory Fees Payable                          (5)
Administrator Fees Payable                               (20)
Other Assets and Liabilities                            (754)
                                                    --------
Total Other Assets & Liabilities, Net                   (779)
                                                    --------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 7,404,860 outstanding shares
   of beneficial interest                             78,469
Accumulated net realized loss on investments            (175)
Net unrealized appreciation on investments             4,010
                                                    --------
Total Net Assets -- 100.0%                          $ 82,304
                                                    ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                         $11.11
                                                    ========


(A) Zero Coupon Security. The rate reported on the Statement of Net Assets is the effective yield at March 31, 2003.
(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144a of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
(C) Step Bond -- The rate reflected on the Statement of Net Assets is the effective yield on March 31, 2003. The coupon rate on a step bond changes on a specific date.
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LP -- Limited Partnership
MTN -- Medium Term Note
PLC -- Public Liability Company
Ser -- Series
TBA -- To Be Announced
TVA -- Tennessee Valley Authority



The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
18                              SEI Index Funds / Annual Report / March 31, 2003

Statements of Operations ($ Thousands)


For the year ended March 31, 2003

-------------------------------------------------------------------------------------------------------------------------
                                                                                           S&P 500                BOND
                                                                                             INDEX               INDEX
                                                                                              FUND                FUND
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                                               $26,370              $   --
   Interest                                                                                    200               3,707
   Less: Foreign Tax Withheld                                                                  (71)                 --
-------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                                                  26,499               3,707
-------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administrator Fees                                                                        3,375                 245
   Investment Advisory Fees                                                                    460                  49
   Shareholder Servicing Fees -- Class A Shares                                                946                 175
   Shareholder Servicing Fees -- Class E Shares                                              2,257                  --
   Shareholder Servicing Fees -- Class I Shares(1)                                               2                  --
   Administrative Servicing Fees -- Class I Shares(1)                                            2                  --
   Custodian/Wire Agent Fees                                                                   162                   5
   Printing Fees                                                                                81                   4
   Professional Fees                                                                            70                   3
   Licensing Fees                                                                               67                  --
   Registration Fees                                                                            66                   2
   Trustee Fees                                                                                 21                   2
   Other Expenses                                                                               53                   2
-------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                            7,562                 487
-------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Administrator Fees                                                                       (520)                (47)
     Shareholder Servicing Fees-- Class A Shares                                                --                (175)
     Shareholder Servicing Fees-- Class E Shares                                            (2,257)                 --
     Shareholder Servicing Fees-- Class I Shares(1)                                             (1)                 --
-------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                                              4,784                 265
-------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                       21,715               3,442
-------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain from Securities Transactions                                          132,530                 175
   Net Realized Loss from Futures Contracts                                                 (2,124)                 --
   Net Change in Unrealized Appreciation (Depreciation) on Investments                    (636,305)              3,352
   Net Change in Unrealized Appreciation on Futures Contracts                                  199                  --
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                                       $(483,985)             $6,969
-------------------------------------------------------------------------------------------------------------------------

(1) The S&P 500 Index Fund -- Class I commenced operations on June 28, 2002. Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2003                              19

Statements of Changes in Net Assets ($ Thousands)


For the years ended March 31,

------------------------------------------------------------------------------------------------------------------------------

                                                                S&P 500 INDEX FUND                    BOND INDEX FUND
------------------------------------------------------------------------------------------------------------------------------
                                                              2003              2002               2003               2002
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                  $ 21,715          $ 25,374           $  3,442           $  3,167
   Net Realized Gain (Loss) from Investment Transactions
     and Futures Contracts                                 130,406           (81,623)(1)            175                432
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments and Futures Contracts                 (636,106)           51,494              3,352             (1,133)
------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
     Net Assets from Operations                           (483,985)           (4,755)             6,969              2,466
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS:
   Net Investment Income:
     CLASS A:                                               (8,283)          (10,035)            (3,520)            (3,174)
     CLASS E:                                              (13,427)          (18,145)                --                 --
     CLASS I:(3)                                                (6)               --                 --                 --
------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                     (21,716)          (28,180)            (3,520)            (3,174)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(2)
   CLASS A:
   Proceeds from Shares Issued                             379,116           638,054             51,232             36,804
   Reinvestment of Cash Distributions                        7,622             9,253              1,598              1,495
   Cost of Shares Redeemed                                (470,609)         (785,536)           (29,320)           (42,101)
------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                             (83,871)         (138,229)            23,510             (3,802)
------------------------------------------------------------------------------------------------------------------------------
   CLASS E:
   Proceeds from Shares Issued                             224,945           266,250                 --                 --
   Reinvestment of Cash Distributions                        9,686            13,147                 --                 --
   Cost of Shares Redeemed                                (340,356)         (654,222)                --                 --
------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived
     from Class E Transactions                            (105,725)         (374,825)                --                 --
------------------------------------------------------------------------------------------------------------------------------
   CLASS I:(3)
   Proceeds from Shares Issued                               2,399                --                 --                 --
   Reinvestment of Cash Distributions                            6                --                 --                 --
   Cost of Shares Redeemed                                    (558)               --                 --                 --
------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class I Transactions                               1,847                --                 --                 --
------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                      (187,749)         (513,054)            23,510             (3,802)
------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                  (693,450)         (545,989)            26,959             (4,510)
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                   2,009,942         2,555,931             55,345             59,855
------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                        $1,316,492        $2,009,942            $82,304           $ 55,345
------------------------------------------------------------------------------------------------------------------------------

(1) Includes realized loss of $19,412 due to in-kind redemptions (See note 8).
(2) For Capital Share Transactions see footnote 5 in the Notes to Financial Statements.
(3) The S&P 500 Index Fund -- Class I commenced operations on June 28, 2002.
Amounts designated as "--" are either $0 or have been rounded to $0.



The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
20                              SEI Index Funds / Annual Report / March 31, 2003

Financial Highlights


For the years ended March 31, (unless otherwise indicated)
For a Share Outstanding Throughout Each Period

----------------------------------------------------------------------------------------------------------------------------

                                     Net Realized
                                              and               Distributions
               Net Asset               Unrealized Distributions          from                                      Ratio of
                  Value,        Net         Gains      from Net      Realized  Net Asset              Net Assets   Expenses
               Beginning Investment      (Losses)    Investment       Capital Value, End   Total   End of Period  to Average
               of Period     Income on Securities        Income         Gains  of Period Return(1) ($ Thousands) Net Assets
----------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX FUND
   CLASS A(+)
   2003           $35.39      $0.38      $ (9.21)       $(0.38)        $   --     $26.18   (25.06)%  $   524,554      0.40%
   2002            35.88       0.36        (0.46)        (0.39)            --      35.39    (0.26)       815,354      0.40
   2001            46.42       0.37       (10.55)        (0.36)            --      35.88   (22.07)       962,678      0.40
   2000            40.13       0.39         6.60         (0.39)         (0.31)     46.42    17.52      1,002,691      0.40
   1999            34.71       0.40         5.76         (0.40)         (0.34)     40.13    18.05        687,706      0.40

   CLASS E(++)
   2003           $35.49      $0.44      $ (9.25)       $(0.42)        $   --     $26.26   (24.92)%  $   790,231      0.25%
   2002            35.97       0.43        (0.46)        (0.45)            --      35.49    (0.07)     1,194,588      0.25
   2001            46.54       0.44       (10.59)        (0.42)            --      35.97   (21.97)     1,593,253      0.25
   2000            40.23       0.45         6.62         (0.45)         (0.31)     46.54    17.79      2,055,361      0.25
   1999            34.77       0.57         5.68         (0.45)         (0.34)     40.23    18.29      1,606,449      0.25

   CLASS I
   2003 (2)       $30.63      $0.33      $ (4.46)       $(0.28)        $   --     $26.22   (13.53)%  $     1,707      0.65%

BOND INDEX FUND
   CLASS A
   2003           $10.51      $0.55       $ 0.60        $(0.55)        $   --     $11.11    11.17%   $    82,304      0.38%
   2002            10.63       0.62        (0.12)        (0.62)            --      10.51     4.77         55,345      0.38
   2001            10.10       0.64         0.53         (0.64)            --      10.63    12.03         59,855      0.38
   2000            10.55       0.61        (0.45)        (0.61)            --      10.10     1.62         70,501      0.38
   1999            10.52       0.62         0.03         (0.62)            --      10.55     6.25         56,981      0.38


--------------------------------------------------------------
                                      Ratio of Net
                             Ratio of   Investment
              Ratio of Net   Expenses       Income
                Investment to Average   to Average
                    Income Net Assets   Net Assets Portfolio
                to Average (Excluding   (Excluding  Turnover
                Net Assets   Waivers)     Waivers)      Rate
--------------------------------------------------------------
S&P 500 INDEX FUND
   CLASS A(+)
   2003              1.33%     0.43%         1.30%         7%
   2002              0.99      0.43          0.96          9
   2001              0.88      0.43          0.85         12
   2000              0.93      0.43          0.90          7
   1999              1.11      0.44          1.07          7

   CLASS E(++)
   2003              1.48%     0.53%         1.20%         7%
   2002              1.14      0.53          0.86          9
   2001              1.03      0.53          0.75         12
   2000              1.07      0.52          0.80          7
   1999              1.26      0.54          0.97          7

   CLASS I
   2003 (2)          1.17%     0.78%         1.04%         7%

BOND INDEX FUND
   CLASS A
   2003              4.92%     0.70%         4.60%        54%
   2002              5.81      0.70          5.49         77
   2001              6.24      0.70          5.92         29
   2000              6.02      0.71          5.69         47
   1999              5.79      0.72          5.45         40

(1) Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Return is for the period indicated and has not been annualized.
(2) Commenced operations June 28, 2002. All ratios for the period have been annualized.
+ On July 31, 1997 the Board of Trustees approved the renaming of Class E shares to Class A shares.
++ On July 31, 1997 the Board of Trustees approved the renaming of Class A shares to Class E shares.

Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.









--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2003                              21

Notes to Financial Statements



1. ORGANIZATION

SEI Index Funds (the "Trust") was organized as a Massachusetts Business Trust under a Declaration of Trust dated March 6, 1985. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with two funds: the S&P 500 Index Fund and the Bond Index Fund (the "Funds"). The Trust's prospectus provides a description of each Fund's investment objectives, policies and strategies. The Trust is registered to offer Class A, Class E and Class I shares of the S&P 500 Index Fund and Class A shares of the Bond Index Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

SECURITY VALUATION -- Investments in equity securities which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Securities not listed on an exchange or for which market quotations cannot be obtained are valued at their fair value as determined by a Fair Valuation Committee under the direction of the Board of Trustees. Although the Committee members use their best judgment in estimating the fair value of these investments, there are inherent limitations in any estimation technique. Because of the inherent uncertainty of valuation, the Fund's values may differ from the values that the Fund could realize in a current transaction.

Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.

SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using a method which approximates the effective interest method.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

TBA AND OTHER PURCHASE COMMITMENTS -- The Funds may engage in "to be announced" ("TBA") security transactions. Such transactions involve commitments to purchase securities for a fixed price at a future date. Purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund's other assets. Unsettled purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

FUTURES CONTRACTS -- The S&P 500 Index Fund invests in S&P 500 Index futures contracts. The S&P 500 Index Fund's investment in S&P 500 Index futures contracts is intended to assist the Fund in more closely approximating the performance of the S&P 500 Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. The variation margin requirements are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, the changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of





--------------------------------------------------------------------------------
22                              SEI Index Funds / Annual Report / March 31, 2003
loss in excess of the amounts recognized in the Statement of Net Assets to the extent of the contract amounts.

A summary of the open S&P 500 Index futures contracts held by the S&P 500 Index Fund at March 31, 2003, is as follows:

--------------------------------------------------------------
                      Contract                    Unrealized
Number of                Value                  Depreciation
Contracts                (000)     Expiration          (000)
--------------------------------------------------------------
   32                   $6,776       06/20/03          $(20)

CLASSES -- Class specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.

OTHER -- Distributions from net investment income for the Funds are paid to shareholders in the form of monthly dividends for the Bond Index Fund and quarterly dividends for the S&P 500 Index Fund. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America.

Effective April 1, 2002, the SEI Bond Index Fund began to classify paydowns gains and losses on mortgage- and asset-backed securities previously included in realized gains and losses, as a component of interest income, as required by the AICPA Audit and Accounting Guide, Audits of Investment Companies. The effect of the accounting change had no impact on the total net assets of the Fund or the Fund's net asset value.

For the year ended March 31, 2003, this effect to the SEI Bond Index Fund was to decrease net investment income by $77,522, and to change the Ratio of Net Investment Income to Average Net Assets from 5.03% to 4.92% on the Financial Highlights.

USES OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3. TRANSACTIONS WITH AFFILIATES

The Trust and SEI Investments Fund Management(the "Administrator")are parties to an amended and restated Administration and Transfer Agency Agreement dated September 16, 2002 under which the Administrator provides administrative and transfer agency services to the Funds for an annual fee equal to 0.22% of the average daily net assets of the S&P 500 Index Fund and 0.35% of average daily net assets of the Bond Index Fund. Prior to September 16, 2002, the Administrator was a party to separate agreements with the S&P 500 Index Fund and Bond Index Fund dated July 25, 1986 and January 20, 1986, respectively, to provide the same services for the same fees as under the current agreement. The Administrator has agreed to waive its fee so that the total annual expenses of each Fund will not exceed voluntary expense limitations adopted by the Administrator. In the event that the total annual expenses of a Fund, after reflecting a waiver of all fees by the Administrator, exceed the specific limitation, the Administrator has agreed to bear such excess. Any such waiver is voluntary and may be terminated at any time at the Administrator's sole discretion.

Certain officers of the Trust are also officers of the Administrator. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers is paid by the Administrator.

SEI Investments Distribution Co. ("the Distributor"), a wholly-owned subsidiary of SEI Investments and a registered broker-dealer, acts as the distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted shareholder servicing plans (the "Plans") for its Class A, Class E and Class I shares pursuant to which shareholder servicing fees of up to 0.15%, 0.25% and 0.25%, respectively, of the average daily net assets attributable to each particular class of shares are paid to the Distributor. Under the Plans, the Distributor may perform, or may compensate other service providers for performing, certain shareholder and administrative services. Under the Plans, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties. For the year ended March 31, 2003, the Distributor retained 100% of both, shareholder servicing fees less the waiver, and Administrative servicing fees. The Trust has also adopted an administrative servicing plan ("Administrative Service Plan") for the Class I shares for which the Trust may charge up to 0.25% of the daily net assets of the S&P 500 Index Fund. Under the Administrative Service Plan, the Distributor may perform, or may compensate other service providers for performing various administrative services.

Each of the Funds have entered into agreements with the Distributor to act as an agent in placing repurchase agreements for the Funds. For its services, the Distributor received $4,918 from the S&P 500 Index Fund and $1,160 from the Bond Index Fund for the year ended March 31, 2003.


--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2003                              23

4. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS

Under an investment advisory agreement dated November 18, 1998, SEI Investments Management Corporation ("SIMC") serves as the Investment Adviser of the S&P 500 Index Fund. For its services as Investment Adviser, SIMC receives a monthly fee at an annual rate of 0.03% of the average daily net assets of the S&P 500 Index Fund. World Asset Management served as an investment sub-adviser of the S&P 500 Index Fund and was party to an investment sub-advisory agreement with the Trust and SIMC from November 18, 1998 to December 2001. As of January 2002, Barclay Global Investors (BGI) replaced World Asset Management as sub-adviser for the

S&P 500 Index Fund. Mellon Bond Associates serves as the Investment Adviser of the Bond Index Fund under an advisory agreement dated October 2, 1996. For its services as Investment Adviser, Mellon Bond Associates receives a monthly fee at an annual rate of 0.07% of the average daily net assets of the Bond Index Fund.

Comerica Bank, an affiliate of World Asset Management, served as custodian of the S&P 500 Index and Bond Index Funds until April 15 and April 22, 2002, respectively. Wachovia Bank, N.A. (formerly First Union National Bank) replaced Comerica Bank as the custodian after the aforementioned dates, under an agreement dated March 18, 2002.




5. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the funds were as follows (000):

For the year ended March 31, (unless otherwise indicated)

------------------------------------------------------------------------------------------------------------------------------

                                                                S&P 500 INDEX FUND                    BOND INDEX FUND
------------------------------------------------------------------------------------------------------------------------------
                                                              2003              2002               2003               2002
------------------------------------------------------------------------------------------------------------------------------
CLASS A:
     Shares Issued                                          13,514            18,267              4,688              3,435
     Shares Issued in Lieu of Cash Distributions               262               265                145                140
     Shares Redeemed                                       (16,779)          (22,327)            (2,694)            (3,939)
------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                               (3,003)           (3,795)             2,139               (364)
------------------------------------------------------------------------------------------------------------------------------
CLASS E:
     Shares Issued                                           7,976             7,515                 --                 --
     Shares Issued in Lieu of Cash Distributions               332               374                 --                 --
     Shares Redeemed                                       (11,874)          (18,516)                --                 --
------------------------------------------------------------------------------------------------------------------------------
   Total Class E Transactions                               (3,566)          (10,627)                --                 --
------------------------------------------------------------------------------------------------------------------------------
CLASS I:(1)
     Shares Issued                                              86                --                 --                 --
     Shares Issued in Lieu of Cash Distributions                --                --                 --                 --
     Shares Redeemed                                           (21)               --                 --                 --
------------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                                   65                --                 --                 --
------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Capital Shares                (6,504)          (14,422)             2,139               (364)
------------------------------------------------------------------------------------------------------------------------------
(1) S&P 500 Index Fund -- Class I commenced operations June 28, 2002.
Amounts designated as "--" are either $0 or have been rounded to $0.





--------------------------------------------------------------------------------
24                              SEI Index Funds / Annual Report / March 31, 2003

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary investments and short-term securities, during the year ended March 31, 2003, were as follows:

--------------------------------------------------------------
                          U.S.
                    Government
                    Securities         Other           Total
                         (000)         (000)           (000)
--------------------------------------------------------------
S&P 500 INDEX FUND
Purchases               $   --      $113,562        $113,562
Sales                       --       299,131         299,131
BOND INDEX FUND
Purchases               47,723        12,122          59,845
Sales                   32,854         4,103          36,957

The Bond Index Fund invests primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities. The ability of the issuers of repurchase agreements and other bonds held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region. The market value of the Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. A summary of credit quality ratings for securities held by the Fund at March 31, 2003 is as follows:

-----------------------------------------------------------
                                                      % of
                                                      Fund
          Moody's                                    Value
-----------------------------------------------------------
   U.S. Government Securities .................     64.37%
   Repurchase Agreements ......................      2.81
   Other Bonds
     Aaa ......................................      7.83
     Aa .......................................      6.23
     A ........................................     10.27
     Baa ......................................      8.49
                                                   ------
                                                   100.00%
                                                   ======

7. FEDERAL TAX INFORMATION:

RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income tax is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, which are attributable to different treatment for gains and losses on paydowns of mortgage- and asset-backed securities, and return of capital on REIT investments have been reclassified to/from the following accounts as of March 31,2003 (000):

--------------------------------------------------------------
                      Undistributed  Accumulated
                     Net Investment     Realized    Paid-in-
                      Income/(Loss)  Gain/(Loss)     Capital
--------------------------------------------------------------
S&P 500 Index Fund             $(72)        $ 72         $--
Bond Index Fund                  78          (78)         --

The tax character of dividends and distributions paid during the years ended March 31, 2003 and March 31, 2002 were as follows (000):

--------------------------------------------------------------
                      S&P 500 Index Fund     Bond Index Fund
                         2003       2002      2003      2002
--------------------------------------------------------------
Ordinary Income       $21,716    $28,180    $3,520    $3,174
Long-term capital gain     --         --        --        --
                      -------    -------    ------    ------
Totals                $21,716    $28,180    $3,520    $3,174
                      =======    =======    ======    ======

As of March 31, 2003, the components of Distributable Earnings/ (Accumulated Losses) on a tax basis were as follows (000):
-------------------------------------------------------------
                                        S&P 500        Bond
                                     Index Fund  Index Fund
-------------------------------------------------------------
Undistributed ordinary income          $  4,951      $   --
Capital loss carryforwards              (10,676)       (150)
Post-October loss                            --         (16)
Unrealized appreciation                 167,086       4,001
Other temporary differences                   8          --
                                       --------      ------
Total Distributable Earnings           $161,369      $3,835
                                       ========      ======

Post-October losses represent losses realized on investments from November 1, 2002 through March 31, 2003 that, in accordance with Federal income tax regulations, each Fund has elected to defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried and applied against future capital gains as follows
(000):

------------------------------------------------------------------
                                                            Total
                         Expires   Expires  Expires  Capital loss
                            2010      2009     2008 Carryforwards
------------------------------------------------------------------
S&P 500 Index Fund       $10,676    $   --   $   --       $10,676
Bond Index Fund               --        55       95           150

Amounts designated as "--" are either $0 or have been rounded to $0.





--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2003                              25

Notes to Financial Statements (concluded)


For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains. During the year ended March 31, 2003, the S&P 500 Index Fund and the Bond Index Fund utilized capital loss carryforwards of $98,539,081 and $76,260, respectively.

At March 31, 2003, the total cost of securities and the net realized gains and losses on securities sold for Federal Income Tax purposes were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at March 31, 2003, were as follows:

-------------------------------------------------------------------
                              Aggregate    Aggregate
                                  Gross        Gross          Net
                   Federal   Unrealized   Unrealized   Unrealized
                  Tax Cost Appreciation Depreciation Appreciation
Fund                 (000)        (000)        (000)        (000)
-------------------------------------------------------------------
S&P 500 Index
   Fund        $1,147,249     $397,321    $(230,235)     $167,086
Bond Index Fund    79,082        4,090          (89)        4,001


8. IN-KIND REDEMPTIONS OF SECURITIES

During the year ended March 31, 2002, the S&P 500 Index Fund redeemed shares of beneficial interest in exchange for portfolio assets. The securities were transferred at their current value on the date of transaction.
----------------------------------------------------------------
                        Shares
                      Redeemed          Value           Loss
----------------------------------------------------------------
S&P 500 Index Fund
   08/13/01           (811,067)  $(29,847,283)(1) $ (11,611,832)
   11/26/01         (1,484,642)   (52,823,579)(2)    (7,799,898)
                                                  -------------
                                                  $ (19,411,730)
                                                  =============

(1) Includes a redemption in cash of $19,626.
(2) Includes a redemption in cash of $4,965,594.



9. CHANGE IN INDEPENDENT AUDITORS

In June 2002, Arthur Andersen LLP (Arthur Andersen) was dismissed as independent auditor for the SEI Index Funds. Ernst & Young LLP (Ernst & Young) was selected as the Trust's independent auditor. The Trust's selection of Ernst & Young as its independent auditor was recommended by the Trust's Board of Trustees.

The report on the financial statements audited by Arthur Andersen for the year ended March 31, 2002 for the Trust did not contain an adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope, or accounting principles.

There were no disagreements between the Trust and Arthur Andersen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of Arthur Andersen would have caused it to make reference to the subject matter of the disagreements in their report.




--------------------------------------------------------------------------------
26                              SEI Index Funds / Annual Report / March 31, 2003

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)



Set forth below are the names, dates of birth, position with the SEI Index Funds (the "Trust"), length of term of office, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI may be obtained without charge by calling [1-800-342-5734].

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                                            PRINCIPAL                IN FUND
     NAME           POSITION(S)      LENGTH OF            OCCUPATION(S)              COMPLEX          OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH         TIME                DURING PAST              OVERSEEN                HELD BY
   AND AGE            TRUSTS          SERVED               FIVE YEARS              BY TRUSTEE               TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

TRUSTEES
--------
Robert A. Nesher      Chairman       since 1985       Currently performs various        64         Trustee of The Advisors' Inner
One Freedom            of the                         services on behalf of SEI                    Circle Fund, The Arbor Fund,
Valley Drive,         Board of                        Investments Company for                      Bishop Street Funds, and The
Oaks, PA 19456        Trustees*                       which Mr. Nesher is                          Expedition Funds.
56 yrs. old                                           compensated.
------------------------------------------------------------------------------------------------------------------------------------

William M. Doran      Trustee*       since 1985       Partner, Morgan, Lewis &          64         Trustee of The Advisors' Inner
1701 Market Street                                    Bockius LLP(law firm),                       Circle Fund, The Arbor Fund,
Philadelphia, PA                                      counsel to the Trusts, SEI                   and The Expedition Funds;
19103                                                 Investments Company, the                     Director of SEI Investments
62 yrs. old                                           Adviser, the Administrator                   since 1974.
                                                      and theDistributor.
------------------------------------------------------------------------------------------------------------------------------------

F. Wendell Gooch       Trustee       since 1985       President, Orange County          64         Trustee of STI Classic Funds
One Freedom                                           Publishing Co., Inc.; Publisher,             and STI Classic Variable Trust.
Valley Drive,                                         Paoli News and Paoli Republican;
Oaks, PA 19456                                        and Editor, Paoli Republican,
70 yrs. old                                           October 1981-January 1997.
                                                      President, H&W Distribution, Inc.,
                                                      since July 1984.
------------------------------------------------------------------------------------------------------------------------------------

James M. Storey        Trustee       since 1995       Retired, Partner, Dechert Price   64         Trustee of The Advisors' Inner
One Freedom                                           & Rhoads, September 1987-                    Circle Fund, The Arbor Fund,
Valley Drive,                                         December 1993.                               and The Expedition Funds.
Oaks, PA 19456
72 yrs. old
------------------------------------------------------------------------------------------------------------------------------------

George J. Sullivan, Jr. Trustee      since 1996       Chief Executive Officer, Newfound 64         Trustee of The Advisors' Inner
One Freedom                                           Consultants Inc. since April 1997.           Circle Fund, The Arbor Fund,
Valley Drive,                                         Treasurer and Clerk, Peak Asset              and The Expedition Funds;
Oaks, PA 19456                                        Management, Inc., since 1991.                Trustee, Navigator Securities
60 yrs. old                                                                                        Lending Trust, since 1995.
------------------------------------------------------------------------------------------------------------------------------------

Rosemarie B. Greco     Trustee       since 1999       Director of Pennsylvania Office   64         Director, Sonoco, Inc.; Director,
One Freedom                                           of Health Care Reform since 2003;            Exelon; Director, Radian,
Valley Drive,                                         Principal, Grecoventures                     Inc.; Trustee, Pennsylvania
Oaks, PA 19456                                        (consulting firm) since August               Real Estate Investment Trust.
57 yrs. old                                           1997.
------------------------------------------------------------------------------------------------------------------------------------

*MESSRS. NESHER AND DORAN ARE TRUSTEES WHO MAY BE DEEMED TO BE "INTERESTED"
 PERSONS OF THE TRUST AS THAT TERM IS DEFINED IN THE 1940 ACT BY VIRTUE OF THEIR
 AFFILIATION WITH THE TRUSTS' DISTRIBUTOR.





--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2003                              27

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED) (CONCLUDED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                                            PRINCIPAL                     IN FUND
     NAME           POSITION(S)      LENGTH OF            OCCUPATION(S)                   COMPLEX       OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH         TIME                DURING PAST                   OVERSEEN             HELD BY
   AND AGE            TRUSTS          SERVED               FIVE YEARS                   BY TRUSTEE            OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS
--------
Edward D. Loughlin   President      since 2001       Executive Vice President and           N/A                 N/A
One Freedom           and CEO                        President - Asset Management
Valley Drive,                                        Division of SEI Investments since
Oaks, PA 19456                                       1993. Executive Vice President of
52 yrs. old                                          the Adviser and the Administrator
                                                     since 1994. Senior Vice President
                                                     of the Distributor, 1986-1991.
------------------------------------------------------------------------------------------------------------------------------------

James R. Foggo      Controller      since 2000       Vice President and Assistant Secretary N/A                 N/A
One Freedom           and CFO                        of SEI Investments since January 1998.
Valley Drive                                         Vice President and Secretary of the
Oaks, PA 19456                                       Adviser, Administrator and Distributor
38 yrs. old                                          since May 1999. Associate, Paul, Weiss,
                                                     Rifkind, Wharton & Garrison (law
                                                     firm), 1998. Associate, Baker &
                                                     McKenzie (law firm), 1995-1998.
------------------------------------------------------------------------------------------------------------------------------------

Timothy D. Barto       Vice         since 2001       Employed by SEI Investments since      N/A                 N/A
One Freedom          President                       October 1999. Vice President and
Valley Drive            and                          Assistant Secretary of the Adviser,
Oaks, PA 19456       Assistant                       Administrator and Distributor since
35 yrs. old          Secretary                       December 1999. Associate, Dechert
                                                     Price & Rhoads (law firm),
                                                     1997-1999.
------------------------------------------------------------------------------------------------------------------------------------

Todd B. Cipperman      Vice         since 2000       Senior Vice President and General      N/A                 N/A
One Freedom          President                       Counsel of SEI Investments; Senior
Valley Drive            and                          Vice President, General Counsel and
Oaks, PA 19456       Assistant                       Secretary of the Adviser, the
37 yrs. old          Secretary                       Administrator and the Distributor
                                                     since 2000. Vice President and
                                                     Assistant Secretary of SEI
                                                     Investments, the Adviser,
                                                     the Administrator and the
                                                     Distributor, 1995-2000.
------------------------------------------------------------------------------------------------------------------------------------

Lydia A. Gavalis       Vice         since 1998       Vice President and Assistant Secretary N/A                 N/A
One Freedom          President                       of SEI Investments, the Adviser, the
Valley Drive            and                          Administrator and the Distributor since
Oaks, PA 19456       Assistant                       1998. Assistant General Counsel and
38 yrs. old          Secretary                       Director of Arbitration, Philadelphia
                                                     Stock Exchange, 1989-1998.
------------------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
28                              SEI Index Funds / Annual Report / March 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                                            PRINCIPAL                     IN FUND
     NAME           POSITION(S)      LENGTH OF            OCCUPATION(S)                   COMPLEX       OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH         TIME                DURING PAST                   OVERSEEN             HELD BY
   AND AGE            TRUSTS          SERVED               FIVE YEARS                   BY TRUSTEE            OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS (CONTINUED)
------------------------
Christine M.           Vice         since 2000       Employed by SEI Investments since       N/A                 N/A
McCullough           President                       November 1, 1999. Vice President
One Freedom             and                          and Assistant Secretary of the Adviser,
Valley Drive         Assistant                       the Administrator and the Distributor
Oaks, PA 19456       Secretary                       since December 1999. Associate at
42 yrs. old                                          White and Williams LLP, 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------

Sherry Kajdan          Vice         since 2001       Vice President and Assistant Secretary  N/A                 N/A
Vetterlein           President                       of SEI Investments Mutual Funds
One Freedom             and                          Services since January 2001.
Valley Drive         Assistant                       Shareholder/Partner, Buchanan
Oaks, PA 19456       Secretary                       Ingersoll Professional Corporation
40 yrs. old                                          1992-2000.
------------------------------------------------------------------------------------------------------------------------------------

William E. Zitelli, Jr. Vice        since 2000       Vice President and Assistant Secretary  N/A                 N/A
One Freedom          President                       of the Administrator and Distributor
Valley Drive            and                          since August 2000. Vice President,
Oaks, PA. 19456      Assistant                       Merrill Lynch & Co. Asset Management
34 yrs. old          Secretary                       Group 1998-2000. Associate at
                                                     Pepper Hamilton LLP
                                                     1997-1998.
------------------------------------------------------------------------------------------------------------------------------------

Robert S. Ludwig       Vice         since 2001       Employed by SEI Investments since 1985. N/A                 N/A
One Freedom          President                       Senior Vice President and Chief Investment
Valley Drive            and                          Officer of SEIAsset Management Group
Oaks, PA. 19456      Assistant                       since 1995. Manager of Product
53 yrs. old          Secretary                       Development for SEI's institutional
                                                     mutual funds and repurchase trading
                                                     desk from 1985-1995.
------------------------------------------------------------------------------------------------------------------------------------

John C. Munch          Vice         since 2002       Vice President and Assistant Secretary  N/A                 N/A
One Freedom          President                       of the Administrator and Distributor
Valley Drive            and                          since November 2001. Associate,
Oaks, PA. 19456      Assistant                       Howard, Rice, Nemorvoski, Canady,
31 yrs. old          Secretary                       Falk & Rabkin (law firm), 1998-2001.
                                                     Associate, Seward & Kissel
                                                     LLP (law firm), 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------










--------------------------------------------------------------------------------
SEI Index Funds / Annual Report / March 31, 2003                              29

Notice to Shareholders (Unaudited)


FOR SHAREHOLDERS THAT DO NOT HAVE A MARCH 31, 2003 TAXABLE YEAR END, THIS NOTICE IS FOR INFORMATIONAL PURPOSES ONLY. For shareholders with a March 31, 2003 taxable year end, please consult your tax advisor as to the pertinence of this notice.


For the fiscal year ended March 31, 2003 the Funds of the SEI Index Funds are designating long term capital gains and qualifying dividend income with regard to distributions paid during the year as follows:

                                (A)                  (B)
                             LONG TERM            ORDINARY
                           CAPITAL GAINS           INCOME              TOTAL
                           DISTRIBUTIONS        DISTRIBUTIONS      DISTRIBUTIONS
FUND                        (TAX BASIS)          (TAX BASIS)        (TAX BASIS)
----------                 -------------        -------------      -------------
S&P 500 Index                   0%                  100%                100%
Bond Index (2)                  0%                  100%                100%

                                (C)                  (D)                (E)
                            QUALIFYING           TAX-EXEMPT           FOREIGN
FUND                       DIVIDENDS(1)           INTEREST          TAX CREDIT
----------                 -------------        -------------      -------------
S&P 500 Index                 100%                   0%                   0%
Bond Index                      0%                   0%                   0%


(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

(2) The Bond Index fund satisfies CA, CT and NY's statutory requirements to pass-through income from Federal obligations. Accordingly, the pro-rata portion of income from Federal obligations may be exempt for those respective state's income tax purposes.

Items (A) and (B) are based on the percentage of each Fund's total distribution. Item (C) is based on the percentage of ordinary income of the Fund.
Items (D) and (E) are based on the percentage of gross income of the Fund.






--------------------------------------------------------------------------------
30                              SEI Index Funds / Annual Report / March 31, 2003

Notes

Notes

Notes

Notes

Notes

Notes

SEI INDEX FUNDS ANNUAL REPORT MARCH 31, 2003



Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran

F. Wendell Gooch

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco

OFFICERS
Edward D. Loughlin
PRESIDENT, CHIEF EXECUTIVE OFFICER

James R. Foggo
CONTROLLER, CHIEF FINANCIAL OFFICER

Lydia A. Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

Todd B. Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY

Robert S. Ludwig
VICE PRESIDENT, ASSISTANT SECRETARY

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sherry K. Vetterlein
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli, Jr.
VICE PRESIDENT, ASSISTANT SECRETARY

Christine M. McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

John C. Munch
VICE PRESIDENT, ASSISTANT SECRETARY


INVESTMENT ADVISER
SEI Investments Management Corporation
Mellon Bond Associates

SUB-ADVISER
Through December 2001: World Asset Management

January 2002-March 2002: Barclays Global Investors

ADMINISTRATOR
SEI Investments Global Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT AUDITOR
Ernst & Young LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus.
Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL

1 800 DIAL SEI

1 800 342 5734

[Background Graphic Omitted]
SEI INVESTMENTS



SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)



SEI-F-091 (3/03)